Document And Entity Information	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	VENTYX BIOSCIENCES, INC.
Entity Central Index Key	0001851194
Entity Emerging Growth Company	true
Entity File Number	001-40928
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2996852
Entity Address, Address Line One	662 Encinitas Blvd
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Encinitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92024
City Area Code	760
Local Phone Number	593-4832
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VTYX
Security Exchange Name	NASDAQ